Related-Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS
12. R
ELATED
-P
ARTY
T
RANSACTIONS
Vivid Cheers Inc. (“Vivid Cheers”) was incorporated as a
non-profit
organization within the meaning of Section 501(c)(3) of the Internal Revenue Code. Vivid Cheers’ mission is to support causes and organizations dedicated to healthcare, education, and support of workers in the live events industry during times of need. We have the right to elect the board of directors of Vivid Cheers, which is currently formed by the Company’s executives. We do not have a controlling financial interest in Vivid Cheers, and accordingly, do not consolidate Vivid Cheers’ statement of activities with our financial results. We made charitable contributions of $0.6 million and $0.5 million for the three months ended March 31, 2022 and 2021, respectively, to Vivid Cheers. We had accrued charitable contributions payable of $0.3 million and $1.3 million as of March 31, 2022 and December 31, 2021, respectively.

22. R
ELATED
-P
ARTY
T
RANSACTIONS
In December
2020, Vivid Cheers Inc. (“Vivid Cheers”) was incorporated as a non-profit
organization
within
the meaning of Section 501(c)(3) of the Internal Revenue Code. Vivid Cheers’ mission is to support causes and organizations dedicated to healthcare, education, and support of workers in the live events industry during times of need. We have the right to elect the Board of Directors of Vivid Cheers, which currently comprises our executives. We do not have a controlling financial interest in Vivid Cheers, and accordingly, do not consolidate Vivid Cheers’ statement of activities with its financial results. We made charitable contributions of $2.4 million and $0.5 million for the years ended December 31, 2021 and 2020, respectively to Vivid Cheers. We had accrued charitable contributions payable of $1.3 million and $0.5 million as of December 31, 2021 and 2020, respectively, and is included in Accrued expenses and other current liabilities in the Consolidated Balance Sheet.